Trade Payables, Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade Payables, Accrued Expenses and Other Payables
17.
TRADE PAYABLES, ACCRUED EXPENSES AND OTHER PAYABLES

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Trade payables	(7,596)	(3,867)
Total	(7,596)	(3,867)

The increase in trade payables as of December 31, 2023 compared to prior year relates to the commencement of several clinical trials in the fourth quarter of 2023 requiring upfront invoicing by vendors.

The table below shows the breakdown of the Accrued expenses and other payables by category:

in CHF thousands	As of December 31, 2023	As of December 31, 2022
Product development related expenses	2,801	4,805
Personnel related expenses	2,301	2,249
General and administration related expenses	765	957
Other payables	81	-
Total	5,948	8,011